ADVANCED SERIES TRUST

AST Goldman Sachs Small-Cap Value Portfolio

PRUDENTIAL SERIES FUND

SP Small Cap Value Portfolio

Supplement dated November 20, 2008 to the Prospectus and Statement of Additional Information dated May 1, 2008

Effective immediately, Lisa Parisi is no longer a Portfolio Manager on the AST Goldman Sachs Small-Cap Value Portfolio of Advanced Series Trust (“AST”) or the SP Small Cap Value Portfolio of Prudential Series Fund (“PSF”). To reflect this change, all references to Ms. Parisi are hereby deleted.

ASTSUP12